UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2007

Date of reporting period:	January 31, 2007

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Reports to Stockholders.

The Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Fund” or “Registrant”) for the fiscal year ended January 31, 2007 is attached hereto.

Item 2.   Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its President and Treasurer (“Code of Ethics for Executive Officers”). A copy of the Code of Ethics for Executive Officers, dated March 3, 2004, is filed as an exhibit pursuant to Item 12(a)(1). The Code of Ethics for Executive Officers is available, without charge and upon request, by writing or calling the Fund’s Shareholder Service Office at (800) 531-5142.

(b) No response required.

(c) The Registrant has not made any substantial amendments to its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2007.

(d) The Registrant has not granted any waivers from any provisions of its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2007.

Item 3.   Audit Committee Financial Expert.

The Registrant’s Board of Directors (“Board of Directors” or “Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to add a director to the Board who qualifies as an ACFE, given that the financial statements and accounting principles applying to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the business experience of the current Audit Committee members is adequate to exercise their oversight responsibilities.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $68,000 and $64,000 for the fiscal years ended January 31, 2007 and January 31, 2006, respectively.

(b) Audit-Related Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2007 and January 31, 2006, respectively, for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements, and that were not reported under paragraph (a) of this Item.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice, and tax planning, were $10,000 and $10,000 for the fiscal years ended January 31, 2007 and January 31, 2006, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d) All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2007 and January 31, 2006, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) Pursuant to Section 3(c) of its Audit Committee Charter dated May 1, 2003, the pre-approval policies and procedures of the Registrant’s Audit Committee, in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X, are as follows:

“The Committee shall review any audit and non-audit services provided to the Fund by its independent public accountants and the fees charged for such services. The Committee’s prior approval shall be necessary for the engagement of independent public accountants to provide any audit or non-audit services on behalf of the Fund, and any non-audit services for an affiliate of the Fund where the proposed engagement relates directly to the operations and financial reporting of the Fund. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended (“Exchange Act”), and any applicable rules thereunder, that were not pre-approved by the Committee, shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2) There were no services included in each of paragraphs (b) through (d) of this Item that were approved by the Registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable to Registrant.

(g) There were no non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h) Not applicable to Registrant as no non-audit services were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.   Schedule of Investments.

Included in Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable to Registrant for the fiscal year ended January 31, 2007.

Item 11.   Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Exhibits.
(a)(1) Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 is attached hereto as Exhibit 99.Code Eth.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to Registrant.

(b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: April 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: April 6, 2007

   /s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: April 6, 2007

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Permanent Portfolio Family of Funds, Inc. (“Fund,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), including the schedules of investments, as of January 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 2007, the results of their operations, changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

/s/ Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
March 21, 2007

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2007

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
ASSETS AND LIABILITIES	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments at market value (Notes 1, 5, 6 & 8):
Investments other than securities:
Gold assets	$161,968,064	$—	$—	$—
Silver assets	39,038,826	—	—	—
Swiss franc deposits (identified cost $335,440; $—; $— and $—, respectively)	332,442	—	—	—
	201,339,332	—	—	—
Swiss franc bonds	77,721,325	—	—	—
Stocks of United States and foreign real estate and natural resource companies	130,234,000	—	—	—
Aggressive growth stock investments	129,222,000	—	—	31,522,560
Corporate bonds	9,395,740	—	12,161,872	—
United States Treasury securities	263,768,476	46,628,105	—	299,729

Total investments (identied cost $680,705,967; $46,647,189; $12,178,949 and $14,319,174, respectively)	811,680,873	46,628,105	12,161,872	31,822,289

Cash	67,875	5,714	—	26,568
Accounts receivable for shares of the portfolio sold	5,258,676	—	—	1,500
Accrued interest, dividends and foreign taxes receivable	5,401,676	418,060	175,928	10,300
Due from former investment adviser (Note 8)	577,107	55,790	—	6,195

Total assets	822,986,207	47,107,669	12,337,800	31,866,852

LIABILITIES
Bank overdraft	—	—	10,565	—
Accounts payable for investments purchased	1,361,110	—	—	258,261
Accounts payable for shares of the portfolio redeemed	618,420	43,775	—	68,860
Accrued investment advisory fee	602,306	27,523	8,542	31,780
Accrued directors’ and officers’ fees and expenses	13,219	766	201	510
Accrued excise tax	96,000	73,000	11,000	31,000
Accrued legal expense	9,825	433	113	288
Total liabilities	2,700,880	145,497	30,421	390,699
Net assets applicable to outstanding shares	$820,285,327	$46,962,172	$12,307,379	$31,476,153

NET ASSETS
Capital stock – par value $.001 per share:
Authorized – 100,000,000; 100,000,000; 10,000,000 and 25,000,000 shares, respectively
Outstanding – 24,938,711; 682,378; 208,976 and 365,613 shares, respectively	$24,939	$682	$209	$366
Paid-in capital	681,670,675	45,089,992	11,983,745	11,682,123
	681,695,614	45,090,674	11,983,954	11,682,489
Undistributed net investment income (Note 1)	5,896,149	1,910,491	427,973	—
Accumulated net realized gain (loss) on investments	1,721,098	(19,909)	(87,471)	2,290,549
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)	130,974,906	(19,084)	(17,077)	17,503,115
Net unrealized depreciation on translation of assets and liabilities in foreign currencies	(2,440)	—	—	—
Net assets applicable to outstanding shares	$820,285,327	$46,962,172	$12,307,379	$31,476,153
Net asset value per share	$32.89	$68.82	$58.89	$86.09

See accompanying notes.

2 & 3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
January 31, 2007

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Investment income (Notes 1 & 8):
Interest	$9,605,623	$2,293,584	$545,326	$2,958
Dividends	2,937,572	—	—	337,075
Other income	515,123	—	—	—
	13,058,318	2,293,584	545,326	340,033

Expenses (Notes 3 & 8):
Investment advisory fee	5,615,303	579,042	148,662	437,456
Directors’ fees and expenses	222,249	18,223	4,744	13,782
Officers’ salary expense	212,008	17,587	4,596	13,504
Excise tax	106,047	73,000	11,000	31,000
Legal expense	360,345	3,560	931	2,779
Total expenses	6,515,952	691,412	169,933	498,521
Less waiver of investment advisory fee	—	(243,806)	(46,946)	—
Net expenses	6,505,905	447,606	122,987	498,521

Net investment income (loss) before foreign income taxes deducted at source	6,542,366	1,845,978	422,339	(158,488)

Less foreign income taxes deducted at source, net of refundable taxes	21,582	—	—	—

Net investment income (loss)	6,520,784	1,845,978	422,339	(158,488)

Net realized and unrealized gain on investments and foreign currency (Notes 1, 5 & 6):

Net realized gain (loss) on:
Investments in unaffiliated issuers	7,040,722	(2,494)	(54,939)	8,018,740
Foreign currency transactions	(303,627)	—	—	—
	6,737,095	(2,494)	(54,939)	8,018,740
Change in unrealized appreciation (depreciation) of:
Investments	45,546,327	13,845	88,299	(5,994,082)
Translation of assets and liabilities in foreign currencies	13,441	—	—	—

Net realized and unrealized gain on investments and foreign currency	52,296,863	11,351	33,360	2,024,658

Net increase in net assets resulting from operations	$58,817,647	$1,857,329	$455,699	$1,866,170

See accompanying notes.

4 & 5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio		Treasury Bill Portfolio
	Year ended	Year ended	Year ended	Year ended
	January 31, 2007	January 31, 2006	January 31, 2007	January 31, 2006
Operations:
Net investment income (loss)	$6,520,784	$1,197,478	$1,845,978	$1,043,358
Net realized gain (loss) on investments	7,040,722	651,635	(2,494)	(1,015)
Net realized loss on foreign currency transactions	(303,627)	—	—	—
Change in unrealized appreciation (depreciation) of investments	45,546,327	41,629,209	13,845	1,755
Change in unrealized appreciation (depreciation) on translation of
assets and liabilities in foreign currencies	13,441	(50,525)	—	—

Net increase in net assets resulting from operations	58,817,647	43,427,797	1,857,329	1,044,098

Equalization on shares issued and redeemed:	2,863,366	741,695	(185,504)	(87,475)

Distributions to shareholders from (Note 2):
Net investment income	(1,345,671)	(2,234,234)	(820,368)	(722,266)
Net realized gain on investments	(5,606,964)	(558,555)	—	—

Capital stock transactions exclusive of amounts allocated to undistributed
net investment income (Note 7):	383,531,991	106,787,799	(2,217,184)	(3,674,540)

Net increase (decrease) in net assets	438,260,369	148,164,502	(1,365,727)	(3,440,183)

Net assets at beginning of year	382,024,958	233,860,456	48,327,899	51,768,082

Net assets at end of year (including undistributed net investment income of
$5,896,149 and $1,079,906; and $1,910,491 and $1,072,640 , respectively)	$820,285,327	$382,024,958	$46,962,172	$48,327,899

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Continued from previous page)

	Versatile Bond Portfolio		Aggressive Growth Portfolio
	Year ended	Year ended	Year ended	Year ended
	January 31, 2007	January 31, 2006	January 31, 2007	January 31, 2006

Operations:
Net investment income (loss)	$422,339	$330,722	$(158,488)	$(44,272)
Net realized gain (loss) on investments	(54,939)	(11,450)	8,018,740	3,465,018
Net realized loss on foreign currency transactions	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	88,299	56,826	(5,994,082)	6,000,105
Change in unrealized appreciation (depreciation) on translation of
assets and liabilities in foreign currencies	—	—	—	—

Net increase in net assets resulting from operations	455,699	376,098	1,866,170	9,420,851

Equalization on shares issued and redeemed:	(103,482)	(161,969)	—	401

Distributions to shareholders from (Note 2):
Net investment income	(147,673)	(84,905)	(28,637)	—
Net realized gain on investments	—	(838)	(9,143,564)	(441,988)

Capital stock transactions exclusive of amounts allocated to undistributed
net investment income (Note 7):	(6,405,935)	(377,951)	(13,342,979)	17,556,831

Net increase (decrease) in net assets	(6,201,391)	(249,565)	(20,649,010)	26,536,095

Net assets at beginning of year	18,508,770	18,758,335	52,125,163	25,589,068
Net assets at end of year (including undistributed net investment income of
$427,973 and $332,320; and $— and $23,411, respectively)	$12,307,379	$18,508,770	$31,476,153	$52,125,163

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2007

Quantity			Market Value
		GOLD ASSETS—19.74% of Total Net Assets
63,277 Troy Oz.		Gold bullion (a)	$41,256,464

180,000 Coins		One-ounce gold coins (a)	120,711,600

		Total Gold Assets (identified cost $122,074,328)	$161,968,064

		SILVER ASSETS—4.76% of Total Net Assets
2,629,049 Troy Oz.		Silver bullion (a)	$35,528,974

379 Bags		Silver coins (a)	3,509,852

		Total Silver Assets (identified cost $21,002,372)	$39,038,826
Principal Amount
		SWISS FRANC ASSETS—9.52% of Total Net Assets
CHF	414,555	Swiss francs in interest-bearing bank accounts	$332,442

CHF	11,375,000	4.500% Swiss Confederation Bonds, 06-10-07	$9,195,780
CHF	15,000,000	4.250% Swiss Confederation Bonds, 01-08-08	12,239,375
CHF	15,000,000	3.250% Swiss Confederation Bonds, 02-11-09	12,187,650
CHF	14,910,000	3.500% Swiss Confederation Bonds, 08-07-10	12,321,375
CHF	15,000,000	4.000% Swiss Confederation Bonds, 06-10-11	12,713,312
CHF	15,000,000	2.750% Swiss Confederation Bonds, 06-10-12	12,146,752
CHF	8,000,000	4.000% Swiss Confederation Bonds, 02-11-13	6,917,081
		Total Swiss Confederation bonds	$77,721,325

		Total Swiss Franc Assets (identified cost $78,623,074)	$78,053,767

Number of Shares

	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE
	AND NATURAL RESOURCE COMPANIES—15.88% of Total Net Assets

	NATURAL RESOURCES—8.73% of Total Net Assets
130,000	BHP Billiton, Ltd. (b)	$5,328,700
85,000	BP, p.l.c. (b)	5,398,350
75,000	Chevron Corporation	5,466,000
125,000	Companhia Vale do Rio Doce (b)	4,241,250
85,000	ConocoPhillips	5,644,850
80,000	Devon Energy Corporation	5,607,200
160,000	Forest Oil Corporation (a)	5,107,200
80,000	Freeport-McMoRan Copper & Gold, Inc.	4,600,800
300,000	Mariner Energy, Inc. (a)	6,033,000
130,000	Peabody Energy Corporation	5,307,900
60,000	Phelps Dodge Corporation	7,416,000
110,000	Pogo Producing Company	5,450,500
80,000	Weyerhaeuser Company	6,000,000
		$71,601,750

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2007

Number of Shares		Market Value
	REAL ESTATE—7.15% of Total Net Assets
90,000	Archstone-Smith Trust	$5,688,900
80,000	BRE Properties, Inc. Class A	5,552,800
200,000	Equity One, Inc.	5,548,000
65,000	Federal Realty Investment Trust	6,072,300
120,000	Kimco Realty Corporation	5,952,000
190,000	New Plan Excel Realty Trust, Inc.	5,532,800
130,000	Pennsylvania Real Estate Investment Trust	5,551,000
20,000	Texas Pacific Land Trust	4,820,000
175,000	United Dominion Realty Trust, Inc.	5,738,250
70,000	Urstadt Biddle Properties, Inc.	1,258,600
70,000	Urstadt Biddle Properties, Inc. Class A	1,360,100
130,000	Washington Real Estate Investment Trust	5,557,500
		$58,632,250

	Total Stocks of United States and Foreign Real Estate	$130,234,000
	and Natural Resource Companies (identified cost $93,482,076)	$130,234,000

	AGGRESSIVE GROWTH STOCK INVESTMENTS—15.75% of Total Net Assets

	CHEMICALS—.88% of Total Net Assets
50,000	Air Products & Chemicals, Inc.	$3,733,000
300,000	Chemtura Corporation	3,456,000
		$7,189,000
	COMPUTER SOFTWARE—1.29% of Total Net Assets
80,000	Autodesk, Inc. (a)	$3,497,600
400,000	Symantec Corporation (a)	7,084,000
		$10,581,600
	CONSTRUCTION—.81% of Total Net Assets
40,000	Fluor Corporation	$3,304,000
60,000	Ryland Group, Inc.	3,370,800
		$6,674,800
	DATA PROCESSING—.81% of Total Net Assets
100,000	Agilent Technologies, Inc. (a)	$3,200,000
80,000	Hewlett-Packard Company	3,462,400
		$6,662,400
	ELECTRICAL & ELECTRONICS—1.00% of Total Net Assets
160,000	Intel Corporation	$3,353,600
120,000	National Semiconductor Corporation	2,775,600
600,000	Sanmina SCI Corporation (a)	2,100,000
		$8,229,200
	ENTERTAINMENT & LEISURE—1.58% of Total Net Assets
100,000	CBS Corporation Class A	$3,116,000
100,000	Disney (Walt) Company	3,517,000
100,000	Tribune Company	3,054,000
80,000	Viacom, Inc. Class A (a)	3,258,400
		$12,945,400

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2007

Number of Shares		Market Value
	FINANCIAL SERVICES—2.38% of Total Net Assets
80,000	Bank of New York, Inc.	$3,200,800
20,000	Bear Stearns Companies, Inc.	3,297,000
140,000	Janus Capital Group, Inc.	2,867,200
40,000	Morgan Stanley	3,311,600
175,000	Schwab (Charles) Corporation	3,311,000
50,000	State Street Corporation	3,552,500
		$19,540,100
	MANUFACTURING—1.89% of Total Net Assets
150,000	Dana Corporation (a)	$177,000
45,000	Harley-Davidson, Inc.	3,072,150
60,000	Illinois Tool Works, Inc.	3,059,400
125,000	Mattel, Inc.	3,045,000
12,000	NACCO Industries, Inc. Class A	1,733,400
8,000	NACCO Industries, Inc. Class B	1,155,600
40,000	Parker-Hannifin Corporation	3,310,400
		$15,552,950
	OIL & OILFIELD SERVICES—1.12% of Total Net Assets
210,000	Frontier Oil Corporation	$5,966,100
350,000	Parker Drilling Company (a)	3,241,000
		$9,207,100
	PHARMACEUTICALS—1.26% of Total Net Assets
50,000	Amgen, Inc. (a)	$3,518,500
40,000	Genentech, Inc. (a)	3,494,800
50,000	Genzyme Corporation (General) (a)	3,286,500
		$10,299,800
	RETAIL—.84% of Total Net Assets
60,000	Costco Wholesale Corporation	$3,370,800
100,000	Williams-Sonoma, Inc.	3,500,000
		$6,870,800
	TRANSPORTATION—.74% of Total Net Assets
100,000	Kansas City Southern (a)	$3,006,000
100,000	Swift Transportation Company, Inc. (a)	3,052,000
		$6,058,000
	MISCELLANEOUS—1.15% of Total Net Assets
35,000	Lockheed Martin Corporation	$3,401,650
80,000	Qualcomm, Inc.	3,012,800
60,000	Temple-Inland, Inc.	2,996,400
		$9,410,850

	Total Aggressive Growth Stock Investments (identified cost $99,603,288)	$129,222,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2007

Principal Amount		Market Value
	DOLLAR ASSETS—33.30% of Total Net Assets

	CORPORATE BONDS—1.15% of Total Net Assets
$500,000	6.000% Abbott Laboratories, 03-15-08	$503,509
500,000	3.850% Allstate Life Global Funding, 01-25-08	492,940
500,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	502,417
500,000	6.550% Avon Products, Inc., 08-01-07	502,394
500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	494,625
400,000	4.934% Chubb Corporation, 11-16-07	398,625
500,000	7.200% Citicorp, 06-15-07	502,539
500,000	6.250% Dover Corporation, 06-01-08	505,166
500,000	3.375% Du Pont (E.I.) de Nemours & Company, 11-15-07	492,468
438,000	5.500% Gannett Company, Inc., 04-01-07	438,013
500,000	5.375% General Electric Capital Corporation, 03-15-07	500,076
500,000	3.500% Gillette Company, 10-15-07	493,885
500,000	4.500% International Lease Finance Company, 05-01-08	495,175
500,000	7.100% Kimberly-Clark Corporation, 08-01-07	504,229
300,000	2.500% Merck & Company, Inc., 03-30-07	298,690
500,000	3.500% Stanley Works, 11-01-07	493,052
500,000	3.375% Target Corporation, 03-01-08	490,231
300,000	7.125% Union Tank Car Company, 02-01-07	299,953
500,000	3.300% UnitedHealth Group, Inc., 01-30-08	489,721
500,000	4.375% Wal-Mart Stores, Inc., 07-12-07	498,032
		$9,395,740

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2007

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—32.15% of Total Net Assets
$41,000,000	United States Treasury bond strips (Principal only) 4.953%, 05-15-18 (c)	$23,600,626
10,000,000	United States Treasury bonds 6.250%, 08-15-23	11,367,188
14,000,000	United States Treasury notes 3.375%, 02-28-07	13,980,859
14,000,000	United States Treasury notes 3.750%, 03-31-07	13,967,734
14,000,000	United States Treasury notes 3.625%, 04-30-07	13,950,781
14,000,000	United States Treasury notes 3.500%, 05-31-07	13,926,719
14,000,000	United States Treasury notes 3.625%, 06-30-07	13,915,781
14,000,000	United States Treasury notes 4.000%, 08-31-07	13,913,594
14,000,000	United States Treasury notes 4.000%, 09-30-07	13,900,469
14,000,000	United States Treasury notes 4.250%, 10-31-07	13,913,594
14,000,000	United States Treasury notes 3.000%, 11-15-07	13,773,594
14,000,000	United States Treasury notes 4.375%, 12-31-07	13,915,781
14,000,000	United States Treasury notes 3.375%, 02-15-08	13,765,937
14,000,000	United States Treasury notes 4.625%, 03-31-08	13,936,562
14,000,000	United States Treasury notes 4.875%, 04-30-08	13,975,938
14,000,000	United States Treasury notes 2.625%, 05-15-08	13,593,125
14,000,000	United States Treasury notes 5.125%, 06-30-08	14,024,062
14,000,000	United States Treasury notes 3.250%, 08-15-08	13,652,188
6,700,000	United States Treasury bills 4.128%, 02-08-07 (c)	6,693,944
		$263,768,476

	Total Dollar Assets (identified cost $265,920,829)	$273,164,216
	Total Portfolio—98.95% of total net assets (identified cost $680,705,967) (d)	$811,680,873
	Other assets, less liabilities (1.05% of total net assets)	8,604,454
	Net assets applicable to outstanding shares	$820,285,327

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2007

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—99.29% of Total Net Assets
$9,000,000	United States Treasury notes 3.375%, 02-28-07	$8,987,695
9,000,000	United States Treasury notes 3.750%, 03-31-07	8,979,258
9,000,000	United States Treasury notes 3.625%, 04-30-07	8,968,359
10,000,000	United States Treasury notes 3.500%, 05-31-07	9,947,656
9,000,000	United States Treasury notes 3.625%, 06-30-07	8,945,860
800,000	United States Treasury bills 4.128%, 02-08-07 (a)	799,277
	Total Portfolio—99.29% of total net assets (identified cost $46,647,189) (b)	$46,628,105
	Other assets, less liabilities (.71% of total net assets)	334,067
	Net assets applicable to outstanding shares	$46,962,172

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2007

Principal Amount		Market Value
	CORPORATE BONDS—98.82% of Total Net Assets

	BEVERAGES—8.29% of Total Net Assets
$521,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	$523,518
500,000	3.200% PepsiCo, Inc., 05-15-07	497,043
		$1,020,561
	CHEMICALS—4.00% of Total Net Assets
500,000	3.375% Du Pont (E.I.) de Nemours & Company, 11-15-07	$492,468
		$492,468
	CONSTRUCTION—4.01% of Total Net Assets
500,000	3.500% Stanley Works, 11-01-07	$493,052
		$493,052
	COSMETICS & TOILETRIES—8.10% of Total Net Assets
500,000	6.550% Avon Products, Inc., 08-01-07	$502,394
500,000	3.500% Gillette Company, 10-15-07	493,885
		$996,279
	DATA PROCESSING—4.00% of Total Net Assets
500,000	3.800% International Business Machines Corporation, 02-01-08	$492,833
		$492,833
	ELECTRIC UTILITIES—3.96% of Total Net Assets
500,000	3.125% Alabama Power Company, 05-01-08	$487,235
		$487,235
	FINANCIAL SERVICES—12.17% of Total Net Assets
500,000	7.200% Citicorp, 06-15-07	$502,539
500,000	5.375% General Electric Capital Corporation, 03-15-07	500,076
500,000	4.500% International Lease Finance Company, 05-01-08	495,175
		$1,497,790
	FOOD PRODUCTS & PROCESSING—4.06% of Total Net Assets
500,000	5.500% Campbell Soup Company, 03-15-07	$500,121
		$500,121
	HOUSEHOLD PRODUCTS—4.10% of Total Net Assets
500,000	7.100% Kimberly-Clark Corporation, 08-01-07	$504,229
		$504,229

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2007

Principal Amount		Market Value
	INSURANCE—7.62% of Total Net Assets
$455,000	3.850% Allstate Life Global Funding, 01-25-08	$448,575
500,000	3.300% UnitedHealth Group, Inc., 01-30-08	489,721
		$938,296
	MANUFACTURING—4.11% of Total Net Assets
500,000	6.250% Dover Corporation, 06-01-08	$505,166
		$505,166
	OIL & OILFIELD SERVICES—4.02% of Total Net Assets
500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	$494,625
		$494,625
	PHARMACEUTICALS—8.14% of Total Net Assets
500,000	6.000% Abbott Laboratories, 03-15-08	$503,509
500,000	2.500% Merck & Company, Inc., 03-30-07	497,817
		$1,001,326
	PUBLISHING—4.06% of Total Net Assets
500,000	5.500% Gannett Company, Inc., 04-01-07	$500,015
		$500,015
	RETAIL—8.03% of Total Net Assets
500,000	3.375% Target Corporation, 03-01-08	$490,231
500,000	4.375% Wal-Mart Stores, Inc., 07-12-07	498,032
		$988,263
	TELECOMMUNICATIONS—6.09% of Total Net Assets
745,000	7.650% New England Telephone & Telegraph Company, 06-15-07	$749,691
		$749,691
	TRANSPORTATION—4.06% of Total Net Assets
500,000	7.125% Union Tank Car Company, 02-01-07	$499,922
		$499,922
	Total Portfolio—98.82% of total net assets (identified cost $12,178,949) (a)	$12,161,872
	Other assets, less liabilities (1.18% of total net assets)	145,507
	Net assets applicable to outstanding shares	$12,307,379

	Notes:
	(a) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2007

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS—100.15% of Total Net Assets

	CHEMICALS—4.93% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$746,600
70,000	Chemtura Corporation	806,400
		$1,553,000
	COMPUTER SOFTWARE—6.29% of Total Net Assets
25,000	Autodesk, Inc. (a)	$1,093,000
50,000	Symantec Corporation (a)	885,500
		$1,978,500
	CONSTRUCTION—3.57% of Total Net Assets
20,000	Ryland Group, Inc.	$1,123,600
		$1,123,600
	DATA PROCESSING—6.67% of Total Net Assets
25,000	Agilent Technologies, Inc. (a)	$800,000
30,000	Hewlett-Packard Company	1,298,400
		$2,098,400
	ELECTRICAL & ELECTRONICS—7.01% of Total Net Assets
50,000	Intel Corporation	$1,048,000
35,000	National Semiconductor Corporation	809,550
100,000	Sanmina SCI Corporation (a)	350,000
		$2,207,550
	ENTERTAINMENT & LEISURE—6.75% of Total Net Assets
30,000	Disney (Walt) Company	$1,055,100
15,000	Tribune Company	458,100
15,000	Viacom, Inc. Class A (a)	610,950
		$2,124,150
	FINANCIAL SERVICES—18.75% of Total Net Assets
20,000	Bank of New York, Inc.	$800,200
5,000	Bear Stearns Companies, Inc.	824,250
50,000	Janus Capital Group, Inc.	1,024,000
15,000	Morgan Stanley	1,241,850
50,000	Schwab (Charles) Corporation	946,000
15,000	State Street Corporation	1,065,750
		$5,902,050
	MANUFACTURING—12.33% of Total Net Assets
30,000	Dana Corporation (a)	$35,400
15,000	Harley-Davidson, Inc.	1,024,050
20,000	Illinois Tool Works, Inc.	1,019,800
40,000	Mattel, Inc.	974,400
10,000	Parker-Hannifin Corporation	827,600
		$3,881,250

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2007

Number of Shares		Market Value
	OIL & OILFIELD SERVICES—7.45% of Total Net Assets
50,000	Frontier Oil Corporation	$1,420,500
100,000	Parker Drilling Company (a)	926,000
		$2,346,500
	PHARMACEUTICALS—8.71% of Total Net Assets
15,000	Amgen, Inc. (a)	$1,055,550
8,000	Genentech, Inc. (a)	698,960
15,000	Genzyme Corporation (General) (a)	985,950
		$2,740,460
	RETAIL—4.90% of Total Net Assets
15,000	Costco Wholesale Corporation	$842,700
20,000	Williams-Sonoma, Inc.	700,000
		$1,542,700
	TRANSPORTATION—4.33% of Total Net Assets
25,000	Kansas City Southern (a)	$751,500
20,000	Swift Transportation Company, Inc. (a)	610,400
		$1,361,900
	MISCELLANEOUS—8.46% of Total Net Assets
10,000	Lockheed Martin Corporation	$971,900
25,000	Qualcomm, Inc.	941,500
15,000	Temple-Inland, Inc.	749,100
		$2,662,500

	Total Aggressive Growth Stock Investments (identified cost $14,019,447)	$31,522,560

Principal Amount
	UNITED STATES TREASURY SECURITIES—.95% of Total Net Assets
$300,000	United States Treasury bills 4.128%, 02-08-07 (b)	$299,729

	Total United States Treasury Securities (identified cost $299,727)	$299,729
	Total Portfolio—101.10% of total net assets (identified cost $14,319,174) (c)	$31,822,289
	Liabilities, less other assets (1.10% of total net assets)	(346,136)
	Net assets applicable to outstanding shares	$31,476,153

	Notes:
	(a) Non-income producing.
	(b) Interest rate represents yield to maturity.
	(c) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

     Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of investments

     Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price provided by NASDAQ, usually as of 4:00 p.m. Eastern Time each business day. If there is no trading in an investment on a business day, the investment will be valued at the mean between its bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver are valued at the closing spot price on the New York Commodity Exchange. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is inaccurate, will be valued at fair value pursuant to policies approved by the Fund’s Board of Directors.

     In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with general accepted accounting principles and expands disclosure about fair value measurement. FAS 157 is effective for fiscal years beginning after November 15, 2007. At this time, the Fund believes that the adoption of FAS 157 will have no impact on its financial statements.

Translation of foreign currencies

     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2007

Investment transactions and investment income

     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

     For the year ended January 31, 2007, investment income was earned as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Interest on:
Corporate bonds	$772,204	$—	$522,525	$—
Swiss franc assets	894,185	—	—	—
United States Treasury securities	7,910,494	2,261,316	16,855	39
Other investments	28,740	32,268	5,946	2,919
Dividends	2,937,572	—	—	337,075
Other income	515,123	—	—	—
	$13,058,318	$2,293,584	$545,326	$340,033

Federal taxes

     Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2007, pursuant to the requirements of the Code.

     As of January 31, 2007, capital loss carryforwards available to offset future realized gains, if any, were as follows: (i) $17,642 in the Fund’s Treasury Bill Portfolio, of which $3,666, $5,452, $2,613, $4,416, $1,117 and $378 expire on January 31, 2008, January 31, 2011, January 31, 2012, January 31, 2013, January 31, 2014 and January 31, 2015, respectively; and (ii) $86,944 in the Fund’s Versatile Bond Portfolio, of which $28,378 and $58,566 expire on January 31, 2014 and January 31, 2015, respectively. There were no capital loss carryforwards in the Fund’s Permanent Portfolio or its Aggressive Growth Portfolio. Additionally, net capital losses of $2,267 and $527 in the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 2006 and are recognized for federal income tax purposes as arising on February 1, 2007, the first day of each Portfolio’s next taxable year.

     During the year ended January 31, 2007, the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $106,047, $73,000, $11,000 and $31,000, respectively, which were imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2007

     In June 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Fund’s financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions taken in such tax returns will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after June 29, 2007 and is to be applied to all open tax years as of the effective date. At this time, the Fund believes that the adoption of FIN 48 will have no impact on its financial statements.

Equalization

     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2. DISTRIBUTIONS TO SHAREHOLDERS

     On December 6, 2006, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio paid ordinary income dividends per share of $.06, $1.29 and $.10, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.25 and $31.93, respectively, to shareholders of record on December 5, 2006. On December 20, 2006, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $.70 to shareholders of record on December 19, 2006. The Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio paid no capital gain distributions during the year ended January 31, 2007.

     The tax character of such dividends and distributions paid was as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$1,345,671	$820,368	$147,673	$28,637
Long-term capital gain	5,606,964	—	—	9,143,564
	$6,952,635	$820,368	$147,673	$9,172,201

     On December 7, 2005, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.20 and $1.03, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.05 and $.90, respectively, to shareholders of record on December 6, 2005. On December 21, 2005, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend and a long-term capital gain distribution per share of $.74 and $.01, respectively, to shareholders of record on December 20, 2005. The Fund’s Treasury Bill Portfolio paid no capital gain distributions and the Fund’s Aggressive Growth Portfolio paid no ordinary income dividends during the year ended January 31, 2006.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2007

     The tax character of such dividends and distributions paid was as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Distributions paid from:
Ordinary income	$2,234,234	$722,266	$84,905	$—
Long-term capital gain	558,555	—	838	441,988
	$2,792,789	$722,266	$85,743	$441,988

     Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2007: (i) the Fund’s Permanent Portfolio reclassified $303,627 from undistributed net investment income to accumulated net realized loss on foreign currency transactions and $2,918,609 from undistributed net investment income to paid-in capital; (ii) the Fund’s Treasury Bill Portfolio reclassified $2,255 from undistributed net investment income to paid-in capital and $14,264 from paid-in capital to accumulated net realized loss on investments; (iii) the Fund’s Versatile Bond Portfolio reclassified $75,531 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $163,714 from paid-in capital to undistributed net investment income, to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid.

     As of January 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Undistributed ordinary income	$6,181,925	$1,910,491	$427,972	$—
Undistributed long-term gain (capital
loss carryforward)	1,435,322	(17,642)	(86,944)	2,290,549
Post-October losses	—	(2,267)	(527)	—
Unrealized appreciation (depreciation)	130,972,466	(19,084)	(17,077)	17,503,115
	$138,589,713	$1,871,498	$323,425	$19,793,664

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2007

3. INVESTMENT ADVISORY CONTRACT

     Pacific Heights Asset Management, LLC (“Pacific Heights”) serves as the Fund’s investment adviser under an investment advisory contract dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives monthly, an investment advisory fee calculated separately for each Portfolio of the Fund, for each calendar year, at the following rates of total average daily net assets, computed for each day of each such year on the basis of net assets as of the close of business on the next preceding “full business day,” as defined in the Contract (“Advisory Fee”): (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee; (ii) the fees and expenses of the Fund’s directors; (iii) the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4); (iv) excise taxes; and (v) extraordinary expenses as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.

     During the year ended January 31, 2007, Pacific Heights voluntarily agreed to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Pacific Heights may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     Pacific Heights is a California limited liability company. Its manager and sole member, Michael J. Cuggino (also its President and Chief Executive Officer), is the President, Secretary and a director of the Fund and was paid $163,850 by the Fund for service in such capacities during the year ended January 31, 2007.

     The Contract was unanimously approved by the Fund’s Board of Directors, including all of the Fund’s directors who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Directors”), on December 7, 2006. In making its determination to approve the Contract, the Board, including its Independent Directors, considered a wide range of information and received a variety of materials provided by Pacific Heights and the Fund’s officers, including a letter provided by Pacific Heights responding to a request from the Independent Directors for certain information pursuant to Section 15(c) of the 1940 Act, information prepared by the Fund’s Chief Compliance Officer that compared the expenses of the Fund’s Portfolios to other funds with similar objectives as the Fund’s Portfolios (“Peer Group”) and information regarding the performance of the Fund’s Portfolios in comparison to relevant market indices and the performance of the Peer Groups. The Fund’s Independent Directors were assisted by independent legal counsel during their deliberations.

     As a general matter, the Board considered the activities currently performed and services provided to the Fund by Mr. Cuggino. In particular, the directors considered that Mr. Cuggino is thoroughly involved in the day-to-day operations of the Fund, including identifying and making suggestions as to proposed investments, including the purchase and sale thereof, coordination and direction of operational matters, including arrangements with various service providers to the Fund, and providing substantial administration and oversight in connection with shareholder services.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2007

     The Board considered the following additional material factors in approving the Contract and reached the following conclusions:

a)	the nature, quality and extent of the investment advisory, administrative and other services to be provided to the Fund by Pacific Heights, from which the Board concluded that such services would be comparable to those previously provided, and that Mr. Cuggino, by virtue of his experience with the Fund for over sixteen years, was qualified to provide such services, and that the additional personnel at Pacific Heights would provide the support Mr. Cuggino needed in performing such duties;

b)	with respect to each Portfolio’s expenses under the Contract, the Board compared the total expense ratios for the Fund’s Portfolios with various comparative data, including the total expense ratios of each Portfolio’s Peer Group, from which the Board concluded that the expenses (including investment advisory fees) paid by each Portfolio were reasonable and appropriate under the facts and circumstances;

c)	the performance of the Fund’s Portfolios compared to their Peer Groups and relevant market indices, from which the Board concluded that the Permanent Portfolio’s one-, three-, five- and ten-year performance generally exceeded the performance of its Peer Group and its relevant market index, and the performance of each of the Fund’s other Portfolios was satisfactory as compared to each Portfolio’s Peer Group and relevant market index;

d)	the financial condition of Pacific Heights, from which the Board concluded that Pacific Heights has the financial ability to fulfill its commitment to the Fund under the Contract;

e)	the ability of Pacific Heights to continue providing investment advisory services of the same character and at least the same quality as previously provided, from which the Board concluded that such services would be of the same character and at least the same quality as those previously provided, by virtue of Mr. Cuggino’s experience with the Fund for over sixteen years, and by the fact that Pacific Heights would have adequate staffing and personnel competent to provide the contemplated level of services to the Fund; and

f)	the extent to which economies of scale have been realized as the Fund’s Portfolios increase their assets under management, from which the Board noted that the Fund’s Permanent Portfolio had reached the third breakpoint in its fee structure because its assets under management had passed the third threshold.

     In addition to the factors listed above, the Board noted that Pacific Heights has waived its fees for certain of the Fund’s Portfolios as necessary to reduce their operating expenses. The Board received assurances from Pacific Heights that, at least through the end of calendar year 2007, Pacific Heights intends voluntarily to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and the Versatile Bond Portfolio as described above.

     Based on the foregoing, the Fund's Board of Directors, including its Independent Directors, approved the Contract as in the best interests of each of the Fund’s Portfolios.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2007

4. LONG TERM DISABILITY PLAN

     On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to fifty percent (50%) of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. The Fund made no payments under the Plan during the year ended January 31, 2007.

5. PURCHASES AND SALES OF SECURITIES

     The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2007:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Purchases	$320,128,921	$—	$10,626,320	$697,228
Sales	22,822,894	—	9,718,457	24,329,926

6. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

     The following is a summary of net unrealized appreciation (depreciation) of investments as of January 31, 2007 for federal income tax purposes:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Aggregate gross unrealized appreciation of investments
with excess of value over tax cost:
Investments in securities of unaffiliated issuers	$77,109,497	$—	$1,606	$18,092,287
Investments other than securities	57,930,190	—	—	—
	135,039,687	—	1,606	18,092,287
Aggregate gross unrealized depreciation of investments
with excess of tax cost over value:
Investments in securities of unaffiliated issuers	(4,061,782)	(19,084)	(18,683)	(589,172)
Investments other than securities	(2,999)	—	—	—
	(4,064,781)	(19,084)	(18,683)	(589,172)
Net unrealized appreciation (depreciation) of investments	$130,974,906	$(19,084)	$(17,077)	$17,503,115

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2007

7. CAPITAL STOCK TRANSACTIONS

     Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the years ended January 31, 2007 and 2006:

	Permanent Portfolio
	Year ended January 31, 2007		Year ended January 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	19,049,166	$593,438,486	6,309,481	$175,293,564
Distributions reinvested	181,673	5,889,830	84,279	2,415,432
	19,230,839	599,328,316	6,393,760	177,708,996

Shares redeemed	(6,977,602)	(215,796,325)	(2,603,266)	(70,921,197)
Net increase	12,253,237	$383,531,991	3,790,494	$106,787,799

	Treasury Bill Portfolio
	Year ended January 31, 2007		Year ended January 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	230,495	$15,229,388	289,875	$19,166,912
Distributions reinvested	11,467	757,144	10,295	692,365
	241,962	15,986,532	300,170	19,859,277

Shares redeemed	(275,544)	(18,203,716)	(355,723)	(23,533,817)
Net decrease	(33,582)	$(2,217,184)	(55,553)	$(3,674,540)

	Versatile Bond Portfolio
	Year ended January 31, 2007		Year ended January 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	158,152	$8,940,238	226,969	$12,820,834
Distributions reinvested	2,046	115,667	1,359	77,710
	160,198	9,055,905	228,328	12,898,544

Shares redeemed	(273,549)	(15,461,840)	(235,013)	(13,276,495)
Net decrease	(113,351)	$(6,405,935)	(6,685)	$(377,951)

	Aggressive Growth Portfolio
	Year ended January 31, 2007		Year ended January 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	53,611	$5,631,609	312,585	$31,955,124
Distributions reinvested	102,176	8,691,149	3,922	420,520
	155,787	14,322,758	316,507	32,375,644

Shares redeemed	(260,994)	(27,665,737)	(142,843)	(14,818,813)
Net increase (decrease)	(105,207)	$(13,342,979)	173,664	$17,556,831

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2007

8. LEGAL MATTERS

     In 1997, the Securities and Exchange Commission’s (“SEC’s”) Division of Enforcement instituted public administrative and cease-and-desist proceedings (“Proceedings”) against the Fund’s then-existing investment adviser, World Money Managers (“WMM”), and two then-serving officers and directors of the Fund, Terry Coxon and Alan Sergy (collectively, “Respondents”). The Fund is not and was not a party to the Proceedings. In an initial decision dated April 1, 1999 (“Initial Decision”), the Administrative Law Judge ruled that the Respondents had committed violations of various provisions of the federal securities laws and imposed various sanctions on the Respondents. The Respondents appealed the Initial Decision to the SEC. In a decision dated August 21, 2003, the SEC dismissed Mr. Sergy from the Proceedings due to his failing health and ordered that WMM and Mr. Coxon, jointly and severally: (i) disgorge $971,778; (ii) pay prejudgment interest on that amount from September 21, 1993, at half the customary rate; and (iii) cease and desist from violating provisions of the federal securities laws. In a decision dated June 29, 2005, the United States Court of Appeals for the Ninth Circuit Court affirmed the SEC’s decision.

     By order dated December 12, 2006, the Court authorized the Clerk of the Court to disburse to the Fund’s Permanent Portfolio $515,123 of the $536,623 that Mr. Coxon had previously paid into the Court’s registry, holding back $21,500 to cover potential administrative expenses and tax liabilities. The Fund’s Permanent Portfolio is still awaiting receipt of this disbursement from the Court’s registry. It is uncertain what additional amount of disgorged funds or prejudgment interest might be paid by WMM or Mr. Coxon, when any such payment might be made and what amount, if any, might be received by the Fund.

     Pursuant to the Fund’s Bylaws, the Fund advanced expenses incurred by the Respondents in the Proceedings (“Advanced Expenses”) upon their undertaking to repay the advances, in the event it was ultimately determined that they had committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties (“Disabling Conduct”). At a meeting held on January 7, 2005, the Fund’s Board of Directors determined that WMM and Mr. Coxon had committed Disabling Conduct and directed Pacific Heights to make further payments it owed to WMM, pursuant to a promissory note by and between it and WMM, to the Fund as reimbursement of the Advanced Expenses. As of January 31, 2007, reimbursement of such Advanced Expenses in the amounts of $61,984, $55,790 and $6,195 remained due to the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio, respectively. Such amounts have since been reimbursed to those Portfolios.

     On May 10, 2005, the Fund was named as a defendant in an action entitled Andrew Layman v. The Permanent Portfolio Family of Funds, Inc., which was initially filed in the Superior Court of Washington for King County, but which was later removed by the Fund to the United States District Court for the Western District of Washington at Seattle (“Layman Litigation”). The plaintiff, Mr. Layman, was the maker of a warrant in favor of the Fund’s Permanent Portfolio for the purchase of 360,000 shares of Symantec Corporation (“Symantec”) common stock (“Warrant”). Mr. Layman asserted that the Fund had failed to timely exercise its rights under the Warrant, that the Warrant had lapsed, that he was entitled to possession of the 360,000 shares of common stock subject to the Warrant, and that the Fund was liable for any damages associated with a decline in the market value of the subject Symantec stock during the pendency of the litigation. The Fund filed a counterclaim to enforce its rights under the Warrant and to recover related damages from Mr. Layman.

     On April 10, 2006, the parties agreed to settle all claims asserted, or that could have been asserted, in the Layman Litigation (“Settlement”). Under the terms of the Settlement, the Fund received 315,000 of the 360,000 shares of Symantec common stock covered by the Warrant, and Mr. Layman received the remaining 45,000 shares. On May 9, 2006, the Court entered an Order of Dismissal, which dismissed all claims asserted in the Layman Litigation with prejudice and without costs to any party. As a result of the Settlement, total net assets of the Fund’s Permanent Portfolio were reduced by approximately $505,000. As of January 31, 2007, the terms of the Settlement have been fully and finally implemented, and the litigation is now concluded.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio

For each share of capital stock outstanding throughout each year:

	Year ended	Year ended	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,	January 31,	January 31,
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$30.12	$26.29	$24.52	$20.89	$18.59

Income from investment operations:
Net investment income (1)(2)(3)	.35	.12	.18	.11	.28
Net realized and unrealized gain on investments and foreign currencies	2.73	3.96	2.13	3.82	2.47
Total income from investment operations	3.08	4.08	2.31	3.93	2.75

Less distributions from:
Net investment income	(.06)	(.20)	(.15)	(.22)	(.19)
Net realized gain on investments (4)	(.25)	(.05)	(.39)	(.08)	(.26)
Total distributions	(.31)	(.25)	(.54)	(.30)	(.45)

Net asset value, end of year	$32.89	$30.12	$26.29	$24.52	$20.89

Total return (5)	10.23%	15.57%	9.37%	18.87%	14.90%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$820,285	$382,025	$233,860	$120,691	$78,674

Ratio of expenses to average net assets	1.11%	1.35%	1.38%	1.58%	1.34%
Ratio of net investment income to average net assets (2)(3)	1.10%	.43%	.72%	.47%	1.42%
Portfolio turnover rate	7.28%	.73%	6.29%	23.19%	1.06%

(1)	Net investment income is based on average net assets per share outstanding during the year.

(2)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.07 and .39%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.11 during the year then ended.

(3)	The recording as other income of the receipt of disgorged funds described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.03 and .08%, respectively, during the year ended January 31, 2007. Without this other income, the net investment income per share would have been $.32 during the year then ended.

(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio

For each share of capital stock outstanding throughout each year:

	Year ended	Year ended	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,	January 31,	January 31,
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$67.50	$67.10	$66.19	$66.58	$67.69

Income from investment operations:
Net investment income (loss) (1)(2)(3)	2.58	1.41	.91	(.03)	.40
Net realized and unrealized gain (loss) on investments (4)	.03	.02	—	.05	(.07)
Total income from investment operations	2.61	1.43	.91	.02	.33

Less distributions from:
Net investment income	(1.29)	(1.03)	—	(.41)	(1.44)
Total distributions	(1.29)	(1.03)	—	(.41)	(1.44)

Net asset value, end of year	$68.82	$67.50	$67.10	$66.19	$66.58

Total return (5)	3.88%	2.12%	1.39%	.03%	.49%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$46,962	$48,328	$51,768	$55,293	$66,516

Ratio of expenses to average net assets (2)	.92%	.92%	.98%	.97%	.90%
Ratio of net investment income (loss) to average net assets (3)	3.79%	2.10%	1.37%	(.05% )	.60%

(1)	Net investment income (loss) is based on average net assets per share outstanding during the year.

(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 2007 and .50%, .50%, .50% and .50% for the years ended January 31, 2006, 2005, 2004 and 2003, respectively. Without this waiver, the net investment income or loss per share would have been $2.24 for the year ended January 31, 2007 and $1.08, $.58, $(.37) and $.07 for the years then ended.

(3)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.76 and 1.11%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.15 during the year then ended.

(4)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio

For each share of capital stock outstanding throughout each year:

	Year ended	Year ended	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,	January 31,	January 31,
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$57.42	$57.01	$58.88	$60.82	$60.38

Income from investment operations:
Net investment income (1)(2)	1.93	1.01	.57	.87	1.53
Net realized and unrealized gain (loss) on investments (3)	.24	.15	(.56)	(.26)	.65
Total income from investment operations	2.17	1.16	.01	.61	2.18

Less distributions from:
Net investment income	(.70)	(.74)	(1.13)	(2.01)	(1.74)
Net realized gain on investments (4)	—	(.01)	(.75)	(.54)	—
Total distributions	(.70)	(.75)	(1.88)	(2.55)	(1.74)

Net asset value, end of year	$58.89	$57.42	$57.01	$58.88	$60.82

Total return (5)	3.78%	2.04%	.02%	1.01%	3.62%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$12,307	$18,509	$18,758	$20,735	$20,891

Ratio of expenses to average net assets (2)	.97%	.95%	1.01%	1.04%	1.02%
Ratio of net investment income to average net assets	3.33%	1.76%	.99%	1.46%	2.52%
Portfolio turnover rate	78.90%	50.09%	75.72%	67.26%	69.58%

(1)	Net investment income is based on average net assets per share outstanding during the year.

(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .37% for the year ended January 31, 2007 and .37%, .38%, .38% and .37% for the years ended January 31, 2006, 2005, 2004 and 2003, respectively. Without this waiver, the net investment income per share would have been $1.72 for the year ended January 31, 2007 and $.80, $.35, $.65 and $1.16 for the years then ended.

(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio

For each share of capital stock outstanding throughout each year:

	Year ended	Year ended	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,	January 31,	January 31,
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$110.71	$86.11	$80.46	$58.14	$78.69

Income (loss) from investment operations:
Net investment loss (1)(2)	(.42)	(.11)	(.27)	(.63)	(.44)
Net realized and unrealized gain (loss) on investments	7.83	25.61	9.86	22.95	(20.11)
Total income (loss) from investment operations	7.41	25.50	9.59	22.32	(20.55)

Less distributions from:
Net investment income	(.10)	—	—	—	—
Net realized gain on investments (3)	(31.93)	(.90)	(3.94)	—	—
Total distributions	(32.03)	(.90)	(3.94)	—	—

Net asset value, end of year	$86.09	$110.71	$86.11	$80.46	$58.14

Total return (4)	7.05%	29.64%	12.05%	38.39%	(26.12)%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$31,476	$52,125	$25,589	$23,628	$18,607

Ratio of expenses to average net assets	1.34%	1.41%	1.43%	1.64%	1.33%
Ratio of net investment loss to average net assets (2)	(.43)%	(.11)%	(.33)%	(.91)%	(.64)%
Portfolio turnover rate	1.97%	10.41%	1.90%	3.07%	4.92%

(1)	Net investment loss is based on average net assets per share outstanding during the year.

(2)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of decreasing net investment loss per share and the ratio of net investment loss to average net assets by $.22 and .28%, respectively, during the year ended January 31, 2005. Without this other income, the net investment loss per share would have been $(.49) during the year then ended.

(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
$23,438
$14,342
Permanent Portfolio
Citigroup 3-Month U.S. Treasury Bill Index*

*	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 34 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
$16,940
$14,352
Versatile Bond Portfolio
Citigroup AAA/AA 1-3 Year Corporate Index*

*	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or Moody’s Investor Service, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year Corporate Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 34 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

$36,000
$34,000
$32,000
$30,000
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
$33,767
$22,412
$21,933
Aggressive Growth Portfolio
Dow Jones Industrial Average*
S&P 500 Stock Index*

*	The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the S&P 500 Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See following page for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended January 31, 2007

     The graphs on pages 31 through 33 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal periods of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal period and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indices. A graph is not provided for the Fund’s Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Returns for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reflect voluntary fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Shareholder Services Office at (800) 531-5142.

     Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

	Average Annual Total Returns Through January 31, 2007
						Since
	1 Year	3 Years	5 Years	10 Years	15 Years	Inception
Permanent Portfolio (Since 12/1/82)(1)(2)
Return before taxes	10.23%	11.69%	13.72%	8.89%	7.84%	6.52%
Return after taxes on distributions	10.08%	11.40%	13.32%	8.13%	7.09%	5.92%
Return after taxes on distributions and sale of fund shares	6.86%	9.99%	11.85%	7.41%	6.53%	5.52%

Citigroup 3-Month U.S. Treasury Bill Index(5)(6)	4.85%	3.11%	2.40%	3.67%	3.92%	5.27%

Treasury Bill Portfolio (Since 5/26/87)(1)(3)(4)
Return before taxes	3.88%	2.46%	1.56%	2.70%	2.96%	3.73%
Return after taxes on distributions	3.86%	2.27%	1.24%	1.78%	2.01%	2.95%
Return after taxes on distributions and sale of fund shares	3.17%	2.08%	1.19%	1.76%	1.96%	2.79%

Citigroup 3-Month U.S. Treasury Bill Index(5)(6)	4.85%	3.11%	2.40%	3.67%	3.92%	4.65%

Versatile Bond Portfolio (Since 9/27/91)(4)
Return before taxes	3.78%	1.94%	2.07%	3.51%	3.91%	3.90%
Return after taxes on distributions	3.35%	1.35%	1.24%	2.32%	2.82%	2.83%
Return after taxes on distributions and sale of fund shares	2.46%	1.34%	1.31%	2.28%	2.71%	2.71%

Citigroup AAA/AA 1-3 Year Corporate Index(5)(7)	4.59%	2.60%	3.60%	5.41%	5.76%	5.18%

Aggressive Growth Portfolio (Since 1/2/90)(1)
Return before taxes	7.05%	15.85%	9.72	11.77%	13.77%	12.85%
Return after taxes on distributions	2.65%	13.60%	8.43%	10.78%	12.90%	12.09%
Return after taxes on distributions and sale of fund shares	10.33%	13.29%	8.21%	10.26%	12.33%	11.56%

Dow Jones Industrial Average(5)(8)	18.74%	8.74%	7.24%	8.41%	9.92%	10.00%
S&P 500 Stock Index(5)(9)	14.43%	10.28%	6.77%	8.17%	10.71%	10.93%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended January 31, 2007

(1)	As more fully described in Note 8, returns reflect other income recorded during the year ended January 31, 2005 related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid.

(2)	As more fully described in Note 8, returns reflect other income recorded during the year ended January 31, 2007 related to the receipt of disgorged funds.

(3)	Yield on the Fund’s Treasury Bill Portfolio for the seven days ended January 31, 2007, assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 2.27%, and the effective yield was 2.30%.

(4)	The thirty-day SEC standardized yield on the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio for the thirty days ended January 31, 2007, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.13% and 3.82%, respectively.

(5)	Returns reflect reinvested interest and dividends as applicable, but do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

(6)	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

(7)	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

(8)	The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks.

(9)	The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks.

See pages 36-39 for Portfolio specific risks.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE PERMANENT PORTFOLIO PORTFOLIO
Year ended January 31, 2007

     The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as U.S. Treasury securities and short-term corporate bonds. During the year ended January 31, 2007, the Portfolio experienced increases in the value of gold, silver, the stocks of real estate investment trusts and natural resource companies, the shares of domestic growth companies and the relative value of Swiss franc denominated assets. These increases more than offset the decrease in value of the Portfolio’s holdings of short- and long-term U.S. Treasury securities during the year then ended. As a result, the Portfolio achieved a total return of 10.23% during the year ended January 31, 2007, as compared to an annualized inflation rate as measured by the change in the consumer price index of 2.08% over the same period.

     Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.

     The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2007.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE TREASURY BILL PORTFOLIO
Year ended January 31, 2007

     The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in short-term U.S. Treasury securities. The Portfolio achieved a total return of 3.88% and maintained an average maturity of between sixty and ninety days throughout the year ended January 31, 2007. This return, while lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in short-term U.S. Treasury securities and reflects the effects of rising short-term interest rates over the last year.

Mutual fund investing involves risk; loss of principal is possible.

     The following pie chart shows the Treasury Bill Portfolio’s invesment holdings by days to maturity, as a percentage of total net assets as of January 31, 2007.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE VERSATILE BOND PORTFOLIO
Year ended January 31, 2007

     The Versatile Bond Portfolio’s investment objective is to achieve high current income, while limiting risk to principal. The Portfolio invests at least 80% of its assets in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s with a remaining maturity of twenty-four months or less. The Portfolio achieved a total return of 3.78% while maintaining an average maturity of between one hundred eighty and three hundred sixty-five days throughout the year ended January 31, 2007. This return, while lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity and reflects the effects of rising short-term interest rates over the last year.

     Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

     The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets as of January 31, 2007.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE AGGRESSIVE GROWTH PORTFOLIO
Year ended January 31, 2007

     The Aggressive Growth Portfolio’s investment objective is to achieve high, long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 7.05% during the year ended January 31, 2007 as compared to 18.74% for the Dow Jones Industrial Average and 14.43% for the Standard & Poor’s 500 Stock Index over the same period, primarily due to the Portfolio’s investments and the timing of purchases and sales of those investments in relation to fluctuating market values.

     Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which will involve additional risks, such as limited liquidity and greater volatility.

     The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2007.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended January 31, 2007

Expense Examples

     As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

     These Examples are based on an investment of $1,000 invested at July 31, 2006 and held for the entire six months ended January 31, 2007.

Actual Expenses

     The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended January 31, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during six months ended January 31, 2007” to estimate the expenses you paid on your account during the six months ended January 31, 2007.

Hypothetical Example for Comparison Purposes

     The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended January 31, 2007. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended January 31, 2007

			Expenses paid *
	Beginning	Ending	during six
	account value	account value	months ended
	July 31, 2006	January 31, 2007	January 31, 2007

PERMANENT PORTFOLIO
Actual	$1,000.00	$1,061.80	$5.65
Hypothetical (5% return before expenses)	1,000.00	1,019.73	5.53

TREASURY BILL PORTFOLIO
Actual	1,000.00	1,020.20	5.66
Hypothetical (5% return before expenses)	1,000.00	1,019.60	5.66

VERSATILE BOND PORTFOLIO
Actual	1,000.00	1,020.40	5.40
Hypothetical (5% return before expenses)	1,000.00	1,019.86	5.39

AGGRESSIVE GROWTH PORTFOLIO
Actual	1,000.00	1,120.10	7.18
Hypothetical (5% return before expenses)	1,000.00	1,018.43	6.84

     * Expenses are equal to the Permanent Portfolio’s annualized expense ratio of 1.09%, the Treasury Bill Portfolio’s annualized expense ratio of 1.11%, the Versatile Bond Portfolio’s annualized expense ratio of 1.06% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.34%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 184/365 (to reflect the one-half year period ended January 31, 2007).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
OTHER INFORMATION

Proxy Voting

     The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Polies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2006 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly holdings

     Each of the Fund’s Portfolios files its completed schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Q’s for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

     All of the Fund’s directors and officers may be reached c/o Permanent Portfolio Family of Funds, Inc., 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal. The Fund’s officers are elected annually by the Fund’s Board of Directors and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal or disqualification. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

DAVID P. BERGLAND
Director	age 71

     Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER
Director	age 54

     Executive Vice President since March 2004 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE
Director	age 67

     President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO *
Chairman, President,
Secretary & Director	age 44

     A Certified Public Accountant, Mr. Cuggino has served as President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser and served as a consultant to the Fund’s former investment adviser from 1991 through 2003. Mr. Cuggino oversees all four of the Fund’s Portfolios. Mr. Cuggino also served as Treasurer from 1993 through 2002 of Passport Financial, Inc., a financial publishing firm.

JAMES H. ANDREWS *
Treasurer	age 52

     Mr. Andrews has served as Treasurer of the Fund since 2007 and as Assistant Treasurer of the Fund since 2006.  He has also served as Director of Finance of the Fund’s investment adviser since 2006.  Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP., an investment management firm located in San Francisco, California from 1994 through 2005.

ANDREW B. ROGERS
Chief Compliance Officer	age 37

     Mr. Rogers has served as Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2005. Mr. Rogers is the President of Fund Compliance Services, LLC, a provider of administrative, compliance and other related services to the mutual fund industry. He has also served as President of GemCom, LLC since 2004, as President of Gemini Fund Services, LLC since 2006, and as Senior Vice President & Director of Administration of Gemini Fund Services, LLC from 2001 through 2005. Mr. Rogers oversees all four of the Fund’s Portfolios.

* Considered to be an “interested person” within the meaning of the 1940 Act. Messrs. Cuggino and Andrews are deemed interested persons because of their association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Management, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	ANNUAL REPORT January 31, 2007
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	4/07